Consolidated Statements Of Equity (Parenthetical) (USD $)	1 Months Ended		12 Months Ended		1 Months Ended
	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2009 AerVenture [Member]	Nov. 30, 2010 AerVenture [Member]	Mar. 31, 2009 AerVenture [Member]
Net change in fair value of derivatives			$ 1,913,000	$ 715,000
Equity investment, ownership percentage						50.00%	50.00%
Equity investment, ownership percentage sold					50.00%
Required capital contributions by joint venture partner		80,000,000
Increase (decrease) in shareholders' equity	$ (45,182,000)	$ 25,078,000